Debt and Credit Facilities - Debt Transactions (Details) $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Unsecured long-term debt
Debt and Credit Facilities
Principal amount of debt instruments in partial repayment transaction		$ 1,100.0
Accrued interest included in repayment of notes		24.0
Accelerated amortization of debt issuance fees		168.0
Loss on extinguishment of long-term debt		144.0
Loss on debt extinguishment, net of tax		$ 111.0
Series 11 and 12 Medium Term Notes
Debt and Credit Facilities
Principal amount	$ 1,000.0
Debt issuance costs	4.0
2.95% Series 11 Medium Term Notes, due 2027
Debt and Credit Facilities
Principal amount	$ 500.0
Interest rate	2.95%					2.95%
3.55% Series 12 Medium Term Notes, due 2030
Debt and Credit Facilities
Principal amount	$ 500.0
Interest rate	3.55%					3.55%
5.60% Series 9 Medium Term Notes, due 2025
Debt and Credit Facilities
Interest rate	5.60%	5.60%				5.60%	5.60%
Repayment of debt	$ 1,000.0
3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	3.00%	3.00%				3.00%	3.00%
Repayment of debt		$ 20.0
Principal amount of debt instruments in partial repayment transaction		$ 115.0
3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Interest rate		3.10%					3.10%
Repayment of debt		$ 13.0
Principal amount of debt instruments in partial repayment transaction		$ 79.0
5.35% Notes, due 2033
Debt and Credit Facilities
Principal amount						$ 91.0	$ 91.0
Interest rate	5.35%	5.35%				5.35%	5.35%
Repayment of debt			$ 28.0
Principal amount of debt instruments in partial repayment transaction			118.0
5.95% Notes, due 2035
Debt and Credit Facilities
Principal amount						$ 178.0	$ 178.0
Interest rate	5.95%	5.95%				5.95%	5.95%
Repayment of debt			22.0
Principal amount of debt instruments in partial repayment transaction			199.0
6.5% Notes Due 2038 and 6.8% Notes Due 2038
Debt and Credit Facilities
Loss on extinguishment of long-term debt				$ 26.0
Loss on debt extinguishment, net of tax				$ 23.0
6.50% Notes, due 2038
Debt and Credit Facilities
Principal amount						$ 476.0	$ 476.0
Interest rate	6.50%	6.50%				6.50%	6.50%
Repayment of debt			479.0		$ 196.0
Principal amount of debt instruments in partial repayment transaction			954.0		1,150.0
6.80% Notes, due 2038
Debt and Credit Facilities
Principal amount	$ 621.0	$ 621.0
Interest rate	6.80%	6.80%				6.80%	6.80%
Repayment of debt			260.0		19.0
Principal amount of debt instruments in partial repayment transaction			$ 881.0		$ 900.0